Class A | Thrivent Partner Emerging Markets Equity Fund
Thrivent Partner Emerging Markets Equity Fund TPEAX
Investment Objective
Thrivent Partner Emerging Markets Equity Fund seeks long-term capital growth.
Fees and Expenses
This table describes the fees and expenses that you pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of a fund or funds of Thrivent Mutual Funds. More information about these and other discounts is available from your financial professional and in the “Class A Shares” section on pages 114 through 116 of this prospectus and the “Sales Charges” section under the heading “Purchase, Redemption and Pricing of Shares” of the Fund’s Statement of Additional Information.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees		Class A Thrivent Partner Emerging Markets Equity Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value at time of purchase or redemption, whichever is lower)	[1]	1.00%
[1]	When you invest $1,000,000 or more, a deferred sales charge of 1% will apply to shares redeemed within one year.

ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Annual Fund Operating Expenses		Class A Thrivent Partner Emerging Markets Equity Fund
Management Fees		1.20%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		1.78%
Acquired Fund (Underlying Fund) Fees and Expenses		0.03%
Total Annual Fund Operating Expenses		3.26%
Less Expense Reimbursement	[1]	1.58%
Net Annual Fund Operating Expenses		1.68%
[1]	The Adviser has contractually agreed, through at least February 28, 2016, to waive certain fees and/or reimburse certain expenses associated with the Class A shares of the Thrivent Partner Emerging Markets Equity Fund in order to limit the Net Annual Fund Operating Expenses (excluding Acquired Fund (Underlying Fund) Fees and Expenses, if any) to an annual rate of 1.65% of the average daily net assets of the Class A shares. This contractual provision, however, may be terminated before the indicated termination date upon the mutual agreement between the Independent Trustees of the Fund and the Adviser.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Thrivent Partner Emerging Markets Equity Fund	711	1,359	2,030	3,810

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 69% of the average value of its portfolio. To the extent that the Fund invests in other underlying mutual funds, the Fund’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.
Principal Strategies
Effective February 26, 2015, Aberdeen Asset Managers Limited (“Aberdeen”) replaced DuPont Capital Management Corporation (“DuPont Capital”) as the subadviser of the Fund. The principal strategies described below have been updated to reflect the principal strategies used by Aberdeen in managing the Fund.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes), at the time of initial purchase, in emerging market equities, including common stock, preferred stock, convertible securities, depositary receipts and rights and warrants to buy common stocks. Emerging market equities are securities of issuers that have their principal securities trading markets in an emerging market country; alone or on a consolidated basis derive 50% or more of annual revenue or assets from goods produced, sales made or service performed in emerging market countries; or are organized under the laws of, and have a principal office in, an emerging market country. An “emerging market” country is any country determined by the adviser to have an emerging market economy, considering factors such as the country’s credit rating, its political and economic stability and the development of its financial and capital markets. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products (GNP) than more developed countries. These emerging market countries generally include every nation in the world except the U.S., Canada, Japan, Australia, New Zealand and most nations located in Western Europe. The Fund’s investments are ordinarily diversified among regions, countries and currencies.

Aberdeen uses a disciplined investment process based on its proprietary research to determine security selection. Aberdeen seeks to identify “quality” companies, based on factors such as strength of management and business, that trade at reasonable valuations, based on factors such as earnings growth and other key financial measurements. Aberdeen makes investments for the long-term, although it may sell a security when it perceives a company’s business direction or growth prospects to have changed or the company’s valuations are no longer attractive.

Should the Adviser determine that the Fund would benefit from reducing the percentage of its net assets invested in emerging market equities from 80% to a lesser amount, it will notify you at least 60 days prior to the change.
Principal Risks
The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices risk and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market as measured by the Fund’s benchmark index. The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Fund’s portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Foreign Securities Risk. Securities of foreign companies in which the Fund invests generally carry more risk than securities of U.S. companies. The economies and financial markets of certain regions – such as Latin America, Asia, Europe, and the Mediterranean region – can be highly interdependent and may decline at the same time. Other risks result from the varying stages of economic and political development of foreign countries; the differing regulatory environments, trading days, and accounting standards of foreign markets; and higher transaction costs. The Fund’s investment in any country could be subject to governmental actions such as capital or currency controls, nationalizing a company or industry, expropriating assets, or imposing punitive taxes that would have an adverse effect on security prices, and impair the Fund’s ability to repatriate capital or income. The Fund is also subject to the risk that the value of a foreign currency may decline against the U.S. dollar, which would reduce the dollar value of securities denominated in that currency. The overall impact of such a decline of foreign currency can be significant, unpredictable, and long lasting, depending on the currencies represented, how each one appreciates or depreciates in relation to the U.S. dollar, and whether currency positions are hedged. Under normal conditions, the Fund does not engage in extensive foreign currency hedging programs. Further, exchange rate movements are volatile, and it is not possible to effectively hedge the currency risks of many developing countries.

Emerging Markets Risk. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Fund performance will likely be negatively affected by portfolio exposure to countries in the midst of, among other things, hyperinflation, currency devaluation, trade disagreements, sudden political upheaval, or interventionist government policies. Significant buying or selling actions by a few major investors may also heighten the volatility of emerging markets. These factors make investing in emerging market countries significantly riskier than in other countries, and events in any one country could cause the Fund’s share price to decline.

Large Cap Risk. Large cap companies may be unable to respond quickly to new competitive challenges such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Mid Cap Risk. Medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product of service markets, fewer financial resources, and less competitive strength than larger companies.

Small Cap Risk. Smaller, less seasoned companies often have greater price volatility, lower trading volume, and less liquidity than larger, more established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, small shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Such companies seldom pay significant dividends that could cushion returns in a falling market.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.

Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Certain securities (i.e., small-cap stocks and foreign securities) often have a less liquid resale market. As a result, the Fund may have difficulty selling or disposing of securities quickly in certain markets or may only be able to sell the holdings at prices substantially less than what the Fund believes they are worth.

Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the subadviser in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.
Volatility and Performance
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for a one-year period and since inception compared to a broad-based securities market index. The index is the MSCI Emerging Markets Index, which is a modified capitalization-weighted index of selected emerging economies from around the world. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges for each class and assumes that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Effective February 26, 2015, Aberdeen replaced DuPont Capital as the subadviser of the Fund. Accordingly, none of the performance information shown below occurred when Aberdeen has subadvised the Fund.
YEAR-BY-YEAR TOTAL RETURN Annual Return (%)

Best Quarter:	Q3 ‘13	+8.72%
Worst Quarter:	Q4 ‘14	-10.78%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2014)
Average Annual Total Returns Class A	1 Year	Since Inception	Inception Date
Thrivent Partner Emerging Markets Equity Fund	(18.32%)	(6.84%)	Aug. 31, 2012
Thrivent Partner Emerging Markets Equity Fund (after taxes on distributions)	(18.60%)	(7.22%)	Aug. 31, 2012
Thrivent Partner Emerging Markets Equity Fund (after taxes on distributions and redemptions)	(10.13%)	(5.19%)	Aug. 31, 2012
Thrivent Partner Emerging Markets Equity Fund MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)	(1.82%)	3.14%	Aug. 31, 2012